General and Administrative Costs	6 Months Ended
Jun. 30, 2024
General and Administrative Costs
General and Administrative Costs	17. General and Administrative Costs General and administrative costs amount to € 6,465,000 for the six month period ended June 30, 2024 (six month period ended June 30, 2023: € 8,171,000).